Financial Information of Parent Company Balance Sheets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 34,686,379	$ 82,552,314	$ 90,975,155	$ 111,180,139
Total current assets	80,880,489	116,608,532
Total assets	125,732,462	175,353,713
Current liabilities:
Current portion of long-term debt	8,506,324	0
Total current liabilities	33,204,904	29,720,551
Long-term debt	0	8,502,198
Total liabilities	34,060,613	39,081,560
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,937,174 and 95,237,174 shares issued and 82,449,791 and 82,749,791 shares outstanding as of December 31, 2013 and 2014, respectively)	952,372	949,372
Additional paid-in capital	161,924,810	161,499,810
Accumulated deficits	(86,190,592)	(41,861,680)
Accumulated other comprehensive income	34,584,804	35,284,912
Treasury stock, at cost (12,487,383 and 12,487,383 shares as of December 31, 2013 and 2014, respectively)	(20,109,451)	(20,109,451)
Total Acorn International, Inc. shareholders' equity	91,161,943	135,762,963
Total liabilities and equity	125,732,462	175,353,713
Parent Company
Current assets:
Cash and cash equivalents	4,928,041	2,708,804	3,603,676	4,116,849
Other current assets	88,420	69,153
Amounts due from subsidiaries	8,881,560	8,909,203
Total current assets	13,898,021	11,687,160
Investments in subsidiaries	65,447,106	111,453,643
Total assets	79,345,127	123,140,803
Current liabilities:
Other current liabilities	206,414	254,980
Amount due to subsidiaries	849,784	0
Current portion of long-term debt	8,506,324	0
Total current liabilities	9,562,522	254,980
Long-term debt	0	8,502,198
Total liabilities	9,562,522	8,757,178
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,937,174 and 95,237,174 shares issued and 82,449,791 and 82,749,791 shares outstanding as of December 31, 2013 and 2014, respectively)	952,372	949,372
Additional paid-in capital	159,387,286	158,962,286
Accumulated deficits	(105,032,406)	(60,703,494)
Accumulated other comprehensive income	34,584,804	35,284,912
Treasury stock, at cost (12,487,383 and 12,487,383 shares as of December 31, 2013 and 2014, respectively)	(20,109,451)	(20,109,451)
Total Acorn International, Inc. shareholders' equity	69,782,605	114,383,625
Total liabilities and equity	$ 79,345,127	$ 123,140,803